Impairment Charges / (Reversals) - Summary of Impairment Charges on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 52	€ 291	€ 133
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	3	42	7
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	9	162	50
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets, excludes receivables	€ 40	€ 87	€ 76